Segment Information (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($) item	Jun. 30, 2021 USD ($) item	Jun. 30, 2022 USD ($) item segment	Jun. 30, 2021 USD ($) item
Segment Information
Revenues	$ 63,959	$ 70,937	$ 129,155	$ 142,418
Number Of Vessels | item	17	17	17	17
Number of reportable segments | segment			1
Eni Trading and Shipping S.p.A.
Segment Information
Revenues	$ 11,057	$ 10,915	$ 21,992	$ 21,748
Fronape International Company, a subsidiary of Petrobras Transporte S.A.
Segment Information
Revenues	11,463	11,249	22,805	22,378
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V.
Segment Information
Revenues	9,693	9,282	19,031	18,075
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell
Segment Information
Revenues	3,460	16,168	12,286	32,156
Galp Sinopec Brasil Services B.V.
Segment Information
Revenues	$ 4,176	$ 8,881	$ 10,652	$ 17,665
Revenues [Member] | Eni Trading and Shipping S.p.A. | Customer Concentration Risk [Member]
Segment Information
Benchmark percentage of revenues and combined revenues concentration	17.00%	16.00%	17.00%	16.00%
Revenues [Member] | Fronape International Company, a subsidiary of Petrobras Transporte S.A. | Customer Concentration Risk [Member]
Segment Information
Benchmark percentage of revenues and combined revenues concentration	18.00%	17.00%	18.00%	17.00%
Revenues [Member] | Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V. | Customer Concentration Risk [Member]
Segment Information
Benchmark percentage of revenues and combined revenues concentration	15.00%	14.00%	15.00%	14.00%
Revenues [Member] | Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell | Customer Concentration Risk [Member]
Segment Information
Benchmark percentage of revenues and combined revenues concentration	5.00%	24.00%	10.00%	24.00%
Revenues [Member] | Galp Sinopec Brasil Services B.V. | Customer Concentration Risk [Member]
Segment Information
Benchmark percentage of revenues and combined revenues concentration	7.00%	13.00%	8.00%	13.00%
Minimum | Revenues [Member] | Customer Concentration Risk [Member]
Segment Information
Benchmark percentage of revenues and combined revenues concentration	10.00%	10.00%	10.00%	10.00%